Deferred Revenue (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Change in Deferred Revenue

The following table summarizes changes in deferred revenue:
Upfront cash deposit	44,151
Issuance of warrants	(1,876)
Amortization of deferred revenue	(1,323)
Balance at December 31, 2017	40,952
Transitional adjustment for IFRS 15 (Note 2.5a)	1,435
Finance expense (Note 2.5a, 9)	4,182
Amortization of deferred revenue	(3,295)
Balance at December 31, 2018	43,274

Summary of Deferred Revenue	Deferred revenue is reflected in the consolidated balance sheets as follows:

	December 31, 2018	December 31, 2017
Current	3,907	1,312
Non-current	39,367	39,640
	43,274	40,952